COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS, CONTINGENCIES AND GUARANTEES
Schedule of minimum annual commitments

		Minimum Annual Commitment Each Year
($ thousands)	Total	2017	2018	2019	2020	2021	Thereafter
Bank credit facility(1)	$23,226	$—	$—	$23,226	$—	$—	$—
Senior notes(1)	745,599	29,539	29,539	59,539	109,564	109,564	407,854
Transportation commitments	293,624	31,891	29,104	24,618	22,800	19,523	165,688
Processing commitments	42,931	11,427	10,136	10,136	1,550	1,550	8,132
Drilling and completions	29,137	29,137	—	—	—	—	—
Office lease commitments	88,345	12,197	12,006	10,494	10,816	10,848	31,984
Sublease recoveries	(9,293)	(1,956)	(1,613)	(1,709)	(1,759)	(1,516)	(740)
Net office lease commitments	79,052	10,241	10,393	8,785	9,057	9,332	31,244
Total commitments(2)(3)	$1,213,569	$112,235	$79,172	$126,304	$142,971	$139,969	$612,918
(1)	Interest payments have not been included.
(2)

Crown and surface royalties, production taxes, lease rentals and mineral taxes (hydrocarbon production rights) have not been included as amounts paid depend on future ownership, production, prices and the legislative environment.

(3)	US$ commitments have been converted to CDN$ using the December 31, 2016 foreign exchange rate of 1.3427.